Income Taxes - Other information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Increase in valuation allowance		$ 920,000	$ 768,000
Valuation allowance		3,207,000	2,284,000
Unrecognized tax benefits	$ 0	0	0
Accrued for penalties and interest	$ 0	0	0
Federal
Income Taxes
Net operating loss carryforwards		13,900,000	10,500,000
State
Income Taxes
Net operating loss carryforwards		$ 8,000,000	$ 6,000,000